SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis) (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 1
Assets:
Money market funds	$ 11,013	$ 9,009	$ 11,001
Liabilities:
Warrants liability	0	0	0
Level 2
Assets:
Money market funds	0	0	0
Liabilities:
Warrants liability	0	0	0
Level 3
Assets:
Money market funds	0	0	0
Liabilities:
Warrants liability	$ 3,690	$ 499	$ 413